Exhibit 99.8

Summary Findings

Seller:Figure

Deal ID:FIGRE_2026-EXP3

Report Date:09/21/2026

Total Loan Count:712

Loans by Grade in Population
Loan Grade	Count	Percentage
1	663	93.12%
2	31	4.35%
3	18	2.53%
4	0	0.00%
Total	712	100.00%

Exceptions Grade	Total	4	3	2	1
Compliance	1	0	1	0	0
Credit	0	0	0	0	0
Valuation	48	0	17	31	0
Total Exceptions	49	0	18	31	0

Final Finding Grade
Category	Grade 4	Grade 3	Grade 2	Grade 1
Compliance	0	1	0	711
Credit	0	0	0	712
Valuation	0	17	31	664

Trade Summary
Loan Status	Count	Percentage
Review Complete	711	99.9%
In Rebuttal	1	0.1%
Total	712	100.0%